PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 20 ETF - January*	761	$22,921
PGIM S&P 500 Buffer 20 ETF - February*	771	22,908
PGIM S&P 500 Buffer 20 ETF - March*	768	22,910
PGIM S&P 500 Buffer 20 ETF - April*	805	22,878
PGIM S&P 500 Buffer 20 ETF - May*	776	22,873
PGIM S&P 500 Buffer 20 ETF - June*	780	22,905
PGIM S&P 500 Buffer 20 ETF - July*	779	22,906
PGIM S&P 500 Buffer 20 ETF - August*	779	22,918
PGIM S&P 500 Buffer 20 ETF - September*	792	22,923
PGIM S&P 500 Buffer 20 ETF - October*	799	22,875
PGIM S&P 500 Buffer 20 ETF - November*	792	22,900
PGIM S&P 500 Buffer 20 ETF - December*	801	22,937

Total Long-Term Investments (cost $262,472)		274,854

	Shares	Value
Short-Term Investment — 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.308%) (cost $1,115)	1,115	$1,115

TOTAL INVESTMENTS—98.0% (cost $263,587)(wa)		275,969

Other assets in excess of liabilities — 2.0%		5,648

Net Assets — 100.0%		$281,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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